Financial instruments and risk management - Market risk (Details) € in Thousands, R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) recognized in result	R$ (1,452,116)	R$ 325,452	R$ 298,094
Assets	15,794,457	19,197,490
Accounts payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	(2,561,727)	(1,376,850)
Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	(12,520,812)	(12,106,621)
Aircraft sublease receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	312,937	279,504
Changes in interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) recognized in result	30,949	142,220	217,422
Changes in QAV prices
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) recognized in result	(1,371,941)	115,189	(110,549)
Changes in QAV prices | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	(81,274)
Exchange rate differences
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) recognized in result	(74,371)	68,043	R$ 191,222
Exchange rate differences | Exposure to US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	2,564,923	2,709,216
Liabilities	(20,068,730)	(15,771,051)
Net exposure	(17,503,807)	(13,061,835)		$ (3,368,254)		$ (3,240,587)
Exchange rate differences | Exposure to US$ | Accounts payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	(831,429)	(424,411)
Exchange rate differences | Exposure to US$ | Loans and financing
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	(5,741,253)	(2,624,114)
Exchange rate differences | Exposure to US$ | Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	(12,463,426)	(12,034,392)
Exchange rate differences | Exposure to US$ | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	(81,274)	0
Exchange rate differences | Exposure to US$ | Other Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	(951,348)	(688,134)
Exchange rate differences | Exposure to US$ | Cash cash equivalents and short term investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	262,309	289,297
Exchange rate differences | Exposure to US$ | Security deposits and maintenance reserves
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	1,540,231	1,613,221
Exchange rate differences | Exposure to US$ | Aircraft sublease receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	312,937	279,504
Exchange rate differences | Exposure to US$ | Long term investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	0	160,871
Exchange rate differences | Exposure to US$ | Derivative rights
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	155,920	121,968
Exchange rate differences | Exposure to US$ | Provision for impairment of other assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	293,526	244,355
Exchange rate differences | Exposure to €
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	854,462	1,236,828
Liabilities	0	0
Net exposure	854,462	1,236,828			€ 133,972		€ 273,000
Exchange rate differences | Exposure to € | Long term investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	R$ 854,462	R$ 1,236,828